Average Annual Total Returns - AST MIDCAP GROWTH PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	34.84%	16.74%	13.34%	35.59%	18.66%	15.04%	13.66%	12.35%	11.51%